FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified						12 Months Ended						12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Discounted Cash Flows Net Loans EUR (€)	Dec. 31, 2013 Discounted Cash Flows Net Loans EUR (€)	Dec. 31, 2014 Discounted Cash Flows High Net Loans	Dec. 31, 2013 Discounted Cash Flows High Net Loans	Dec. 31, 2014 Discounted Cash Flows Low Net Loans	Dec. 31, 2013 Discounted Cash Flows Low Net Loans	Dec. 31, 2014 Other assets Price Based EUR (€)	Dec. 31, 2013 Other assets Price Based EUR (€)	Dec. 31, 2014 Other assets Price Based High	Dec. 31, 2013 Other assets Price Based High	Dec. 31, 2014 Other assets Price Based Low	Dec. 31, 2013 Other assets Price Based Low	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows EUR (€)	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows High	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows Low	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows Low	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows Constant Maturity Swap correlation between different tenors EUR (€)	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows Constant Maturity Swap correlation between different tenors High	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) EUR (€)	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) High	Dec. 31, 2013 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) Low	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread EUR (€)	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread High	Dec. 31, 2014 Interest Rate Swaps Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread Low	Dec. 31, 2014 Other Derivatives Market Standard Black Scholes Model High	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model High	Dec. 31, 2014 Other Derivatives Market Standard Black Scholes Model Low	Dec. 31, 2014 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation Low	Dec. 31, 2014 Other Derivatives Market Standard Black Scholes Model Index volatility EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility EUR (€)	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility High	Dec. 31, 2013 Other Derivatives Market Standard Black Scholes Model Index volatility Low	Dec. 31, 2014 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) High	Dec. 31, 2014 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Low	Dec. 31, 2014 Credit Derivative Internal Model EUR (€)	Dec. 31, 2013 Credit Derivative Internal Model EUR (€)	Dec. 31, 2014 Credit Derivative Internal Model High	Dec. 31, 2013 Credit Derivative Internal Model High	Dec. 31, 2014 Credit Derivative Internal Model Low	Dec. 31, 2013 Credit Derivative Internal Model Low	Dec. 31, 2014 Trading debt securities issued by foreign financial institutions Price Based EUR (€)	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based EUR (€)	Dec. 31, 2014 Trading debt securities issued by foreign financial institutions Price Based High	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based High	Dec. 31, 2014 Trading debt securities issued by foreign financial institutions Price Based Low	Dec. 31, 2013 Trading debt securities issued by foreign financial institutions Price Based Low	Dec. 31, 2014 Available for sale Greek Government bonds Discounted Cash Flows EUR (€)	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows EUR (€)	Dec. 31, 2014 Available for sale Greek Government bonds Discounted Cash Flows High	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows High	Dec. 31, 2014 Available for sale Greek Government bonds Discounted Cash Flows Low	Dec. 31, 2013 Available for sale Greek Government bonds Discounted Cash Flows Low	Dec. 31, 2014 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based EUR (€)	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based EUR (€)	Dec. 31, 2014 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based High	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based High	Dec. 31, 2014 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based Low	Dec. 31, 2013 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based Low	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2014 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based EUR (€)	Dec. 31, 2014 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based High	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based High	Dec. 31, 2014 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based Low	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Price Based Low	Dec. 31, 2014 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based High	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based High	Dec. 31, 2014 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based Low	Dec. 31, 2013 Available-for-sale Corporate debt securities issued by companies incorporated outside Greece Collateral Based Low	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based EUR (€)	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based High	Dec. 31, 2013 Debt securities issued by financial institutions incorporated outside Greece Price Based Low	Dec. 31, 2014 Trading Account Assets Member EUR (€)	Dec. 31, 2013 Trading Account Assets Member EUR (€)	Dec. 31, 2014 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2013 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2014 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2013 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2014 Afs Level 3 [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 [Member] EUR (€)	Dec. 31, 2014 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2014 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2014 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2013 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2014 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2013 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2013 Long Term Debt EUR (€)	Dec. 31, 2014 Net Loans EUR (€)	Dec. 31, 2013 Net Loans EUR (€)	Dec. 31, 2014 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2013 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2014 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2013 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2014 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2013 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2014 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2013 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2014 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2013 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2014 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2013 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																																																																																€ 2,085		€ 171		€ 691		€ 3,163		€ 0		€ 0						€ 2,776	€ 3,333	€ 2,776	€ 3,334
Held to maturity securities		10,969	10,472
Loans at amortized cost, net of allowance																																																																																																0		0		0		0		66,135		65,940						65,374	65,408	66,135	65,940
Financial Liabilities:
Deposits at amortized cost																																																																																																27,330		10,155		54,169		75,201		0		0						81,496	85,312	81,499	85,356
Other borrowed funds																																																																																																0		0		2,298		1,678		0		0						2,310	1,678	2,298	1,678
Long-term debt at amortized cost																																																																																																0		0		3,032		1,704		41		43						3,213	1,772	3,073	1,747
Assets
Total	2,684	2,405	3,082																																																																																													142		334		2,248		2,724		15		24		2,405		3,082
Greek government bonds																																																																																																0		0		0		0		0		0		0		0
Debt securities issued by other governments and public sector entities																																																																																																67		237		297		218		0		0		364		455
Debt securities issued by Greek financial institutions																																																																																																0		0		2		0		0		0		2		0
Debt securities issued by foreign financial institutions																																																																																																2		5		38		313		15		24		55		342
Debt securities issued by Greek companies																																																																																																0		0		31		20		0		0		31		20
Debt securities issued by foreign companies																																																																																																0		0		9		13		0		0		9		13
Equity securities issued by Greek companies																																																																																																2		26		0		0		0		0		2		26
Equity securities issued by foreign companies																																																																																																7		7		0		0		0		0		7		7
Mutual fund units																																																																																																3		7		0		0		0		0		3		7
Greek treasury bills																																																																																																0		0		1,799		2,086		0		0		1,799		2,086
Foreign treasury bills																																																																																																61		52		72		74		0		0		133		126
Derivative assets	6,634	5,943	3,671																																																																																													3		1		5,912		3,649		28		21		5,943		3,671
Available-for-sale securities	5,808	5,203	6,385																																																																																													2,652		2,459		2,291		3,646		260		280		5,203		6,385
Greek government bonds																																																																																																0		0		501		1,698		236		265		737		1,963
Debt securities issued by other governments and public entities																																																																																																2,377		2,053		644		603		0		0		3,021		2,656
Debt securities issued by companies incorporated in Greece																																																																																																0		0		401		407		1		2		402		409
Debt securities issued by companies incorporated outside Greece																																																																																																0		0		307		448		23		13		330		461
Equity securities issued by companies incorporated in Greece																																																																																																41		107		0		0		0		0		41		107
Equity securities issued by companies incorporated outside Greece																																																																																																18		19		1		0		0		0		19		19
Mutual Fund units																																																																																																216		273		0		0		0		0		216		273
Foreign treasury bills																																																																																																0		7		269		333		0				269		340
Greek treasury bills																																																																																																0		0		168		157		0		0		168		157
Loans at fair value																																																																																																0	[1]	0	[1]	0	[1]	0	[1]	42	[1]	76	[1]	42	[1]	76	[1]
Other assets																																																																																																266		301		291		70		11		11		568		382
Total Assets																																																																																																3,063		3,095		10,742		10,089		356		412		14,161		13,596
Liabilities
Deposits at fair value																																																																																																0	[2]	0	[2]	16	[2]	282	[2]	0	[2]	0	[2]	16	[2]	282	[2]
Fair value	6,991	6,263	3,032																																																																																													1		4		6,257		3,024		5		4		6,263		3,032
Accounts payable, accrued expenses and other liabilities (Securities short position and Other insurance liabilities)		4	2																																																																																													4		0		253		810		0		0		257		810
Long-term debt at fair value																																																																																																0	[1]	2	[1]	872	[1]	64	[1]	0	[1]	0	[1]	872	[1]	66	[1]
Total Liabilities																																																																																																5		6		7,398		4,180		5		4		7,408		4,190
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year																																																																													24	33	24	33	17	(8)	280	467	266	207	7	75	7	185	11	11	600	76	0
Gain/(losses) included in earnings																																																																													18	7	18	7	(10)	30	3	7	1	1	0	4	2	2	0	0	210	3	0
Gain/(losses) included in OCI																																																																													0	0	0	0	0	0	(31)	65	(31)	58	0	(4)	0	11	0	0	0	0	0
Purchases																																																																													0	0	0	0	4	0	14	6	0	0	0	6	14	0	0	0	0	0	0
Sales																																																																													0	(16)	0	(16)	0	0	(6)	(182)	0	0	(6)	(74)	0	(108)	0	0	0	0	0
Settlements																																																																													(27)	0	(27)	0	0	(13)	0	(22)	0	0	0	0	0	(22)	0	0	0	(37)	0
Transfer into level 3																																																																													0	0	0	0	12	26	0	0	0	0	0	0	0	0	0	0	0	0	76
Transfer out of level 3																																																																													0	0	0	0	0	(18)	0	(61)	0	0	0	0	0	(61)	0	0	(810)	0	0
Balance at end of year																																																																													15	24	15	24	23	17	260	280	236	266	1	7	23	7	11	11	0	42	76
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		1	2
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		(1)	(1)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		0	28
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				42	76					11	11					4				4		7			18						1	3		4	5					(4)	(2)					15	16					236	265					1	2					13	23									8
Liabilities Fair Value Disclosure		€ 4	€ 2
Price												100.3	100.6	100.3	100.6																																	103.01	98.7	28.90	26.4									100.5	100.6	100.5	100.6			100.4	93.8	77.2	93.8						28.7	24.8
Credit Spread over 30 years (bps)																																																						612	156	612	156
Constant Maturity Swap correlation between different tenors																	0.93	0.6779	0.68		0.9464
FX Pair Correlation																												0.8875	0.68	(0.37)			0.28
Index volatility																																				0.30	0.05
Credit Spread						1,500	1,500	200	200														1,000	100		1,000	80											1,000	80
Expected Loss Rate																																										1.30%	0.80%	1.30%	0.80%
Factor Of Collateral Realization																																																																						65.00%	65.00%	42.00%	42.00%

[1]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
[2]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).